BURRIDGE
                                    CAPITAL
                                  DEVELOPMENT
                                      FUND


                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 1996

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
(UNAUDITED)

ASSETS
Investments, at market value (cost: $194,520)                 $193,263
Prepaid expenses                                                24,469
Other assets                                                    60,384
                                                              --------
  Total assets                                                 278,116
                                                              --------

LIABILITIES
Payable for securities purchased                                94,472
Payable to adviser                                              83,317
Accrued expenses and liabilities                                 1,556
                                                              --------
  Total liabilities                                            179,345
                                                              --------

NET ASSETS                                                     $98,771
                                                              ========
NET ASSETS CONSIST OF:
  Shares of beneficial interest
  (no par value, unlimited amount of shares authorized,
  10,000 shares issued and outstanding, and paid-in capital)   100,000
  Accumulated net investment income                                 28
  Net unrealized (depreciation) on investments                 (1,257)
                                                              --------
       Total net assets                                        $98,771
                                                              ========

  Net asset value per share                                      $9.88
                                                                 =====

The accompanying notes to the financial statements are an integral part of this statement.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
(UNAUDITED)

    Shares                                                     Market Value
   -------                                                     ------------

            COMMON STOCKS  94.4%

            CONSUMER DISCRETIONARY 23.0%
       110  Boston Chicken, Inc.*<F1>                                $3,946
       115  Circus Circus Enterprises*<F1>                            3,953
       120  Dollar General Corporation                                3,840
        60  Nike, Inc. - Class B                                      3,585
       125  Pep Boys - Manny, Moe & Jack                              3,844
       125  Starbucks Corporation *<F1>                               3,578
                                                                  ---------
                                                                     22,746
                                                                  ---------
            FINANCIAL SERVICES 20.2%
       160  Equitable Companies, Inc.                                 3,940
        60  Franklin Resources, Inc.                                  4,103
       100  Green Tree Financial Corp.                                3,863
        95  MBNA Corporation                                          3,943
       335  Mercury Finance Co.                                       4,104
                                                                  ---------
                                                                     19,953
                                                                  ---------
            HEALTH CARE 8.0%
       120  Elan Corp. PLC - ADR *<F1>                                3,990
        80  Shared Medical Systems Corp.                              3,940
                                                                  ---------
                                                                      7,930
                                                                  ---------
            PRODUCER DURABLES 11.5%
       115  Molex, Inc. - Class A                                     4,097
        65  Novellus Systems, Inc.*<F1>                               3,522
        70  Solectron Corp. *<F1>                                     3,736
                                                                  ---------
                                                                     11,355
                                                                  ---------
            TECHNOLOGY 23.5%
        75  Andrew Corp. *<F1>                                        3,980
       115  EMC Corp. *<F1>                                           3,809
       185  Informix Corp. *<F1>                                      3,769
        70  Nokia Corp. Class A - ADR *<F1>                           4,034
        85  Symbol Technologies, Inc. * <F1>                          3,761
        60  Texas Instruments, Inc.                                   3,825
                                                                  ---------
                                                                     23,178
                                                                  ---------
            TRANSPORTATION  8.2%
        75  Magna International, Inc.                                 4,181
       175  Southwest Airlines Co.                                    3,872
                                                                  ---------
                                                                      8,053
                                                                  ---------

            Total Common Stocks (Cost $94,472)                       93,215
                                                                  ---------

  Principal                                                     Market Value
  ---------                                                     ------------

            SHORT-TERM INVESTMENTS 101.3%

            U.S. TREASURY OBLIGATIONS 101.2%
   100,000  U.S. Treasury Bill, 4.85%, 1/02/97                      $99,990

            VARIABLE RATE DEMAND NOTE 0.1%
        58  Wisconsin Electric, 5.55%, due upon demand                   58
                                                                  ---------

            Total Short-Term Investments
            (Cost $100,048)                                         100,048
                                                                  ---------
            TOTAL INVESTMENTS (COST $194,520)                       193,263
                                                                  ---------
            LIABILITIES, LESS OTHER ASSETS (95.7)%                 (94,492)
                                                                  ---------
            TOTAL NET ASSETS 100.0%                                 $98,771
                                                                  =========

*<F1>non-income producing

The accompanying notes to financial statements are an integral part of this statement.

STATEMENT OF OPERATIONS
(UNAUDITED)

                                                          Dec. 27, 1996 (1)<F2>
                                                                    through
                                                              Dec. 31, 1996
                                                          -----------------
INCOME
  Interest                                                              $49
                                                                   --------

EXPENSES
  Investment advisory fee                                                14
  Registration fees                                                     734
  Administration fee                                                    349
  Shareholder servicing fees                                            279
  Legal and audit fees                                                  385
  Printing expense                                                       41
  Accounting fee                                                        283
  Custodian fees                                                         77
  Amortization of deferred costs                                        233
  Trustees' fees and expenses                                            96
  Other operating expenses                                              157
                                                                    -------
  Total expenses before waiver                                        2,648
  Less: reimbursement from adviser                                  (2,627)
                                                                   --------
  Net expenses                                                           21
                                                                   --------
  Net investment income                                                  28
                                                                   ========

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                        -
  Net change in unrealized (depreciation) on investments            (1,257)
                                                                   --------
  Net gain(loss) on investments                                     (1,257)
                                                                   --------

  NET DECREASE IN ASSETS RESULTING FROM OPERATIONS                 $(1,229)
                                                                   ========

(1)<F2>Inception of Fund.

The accompanying notes to the financial statements are an integral part of this statement.

STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                          Dec. 27, 1996 (1)<F3>
                                                                    through
                                                              Dec. 31, 1996
                                                          -----------------
OPERATIONS:
  Net investment income                                                 $28
  Net realized gain on investments                                        -
  Net change in unrealized (depreciation) on investments            (1,257)
                                                                   --------
       Net decrease in net assets resulting from operations         (1,229)
                                                                   --------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income                                -
  Distributions from net realized capital gains                           -
                                                                   --------
       Total distributions                                                -
                                                                   --------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued (10,000 shares)                       100,000
  Increase in shares issued in reinvested distributions                   -
  Cost of shares redeemed                                                 -
                                                                   --------
    Net increase in assets derived from capital
     share transactions                                             100,000
                                                                   --------
    Net increase in net assets                                       98,771
                                                                   --------

NET ASSETS:
  Beginning of period                                                     -
                                                                   --------

  End of period (including accumulated net
    investment income of $28)                                       $98,771
                                                                   ========

(1)<F3>Inception of Fund.

The accompanying notes to the financial statements are an integral part of this statement.

FINANCIAL HIGHLIGHTS
(UNAUDITED)
                                                          Dec. 27, 1996 (1)<F4>
                                                                    through
                                                              Dec. 31, 1996
                                                          -----------------
Net asset value at beginning of period                               $10.00
Income from investment operations:
  Net investment income                                                0.00
  Net realized and unrealized (loss) on securities                   (0.12)
                                                                  ---------
  Total from investment operations                                   (0.12)

Less distribution:
  Dividends from net investment income                                 0.00
  Distributions from realized gains on securities                      0.00
                                                                   --------
  Total distributions                                                  0.00
                                                                   --------
  Net asset value at end of period                                    $9.88
                                                                   ========

Total return                                                        (1.20%)(2)
                                                                         <F5>
Ratios/Supplemental Data:
  Net assets at end of period                                       $98,771
  Ratio of net expenses to average net assets                         1.50%(3)
                                                                         <F6>
  Net investment income to average net assets                         2.10%(3)
                                                                         <F6>
  Portfolio turnover rate                                             0.00%

  Average commission rate per share                                 $0.0400

(1)<F4>Inception of Fund.
(2)<F5>Not annualized.
(3)<F6>Annualized. Without expense reimbursements of $2,627 for the period December 27, 1996 through December 31, 1996, the ratio of expenses to average net assets would have been 194.06%, and the ratio of net investment income to average net assets would have been (191.02)%.

The accompanying notes to financial statements are an integral part of this statement.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1)  ORGANIZATION
     Burridge Funds (the "Trust") was created on August 30, 1996 as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts. Burridge Capital Development Fund (the "Fund") is the sole series issued by the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund issued and sold 10,000 shares of beneficial interest at $10 per share on November 18, 1996. The Fund commenced operations on December 27, 1996. The objective of the Fund is long-term capital appreciation.

     The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $60,616, were advanced to the Fund and are payable to the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. The Fund's initial shareholders have agreed that if any of the initial shares are redeemed during the first sixty months of the Fund's operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the anamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall redeemed shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

2)  SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a securities exchange (including options on indexes so traded) or securities listed on the Nasdaq National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the mean between the most recent bid and asked prices. Securities not so traded or listed are valued at the mean between the most recent bid and asked prices if market quotations are available. Money market instruments maturing in 60 days or less are normally valued at amortized cost. Securities or other assets for which market quotations are not readily available will be valued at a fair value as determined in good faith by the Trust's Board of Trustees.

b) Federal Income Taxes - No provision for federal income taxes or excise taxes has been made since the Fund intends to elect to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c) Distributions to Shareholders - Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared at least annually.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other - Investment and shareholder transactions are accounted for no later than the first business day after trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between financial and tax reporting be reclassified to capital stock.

3).  CAPITAL SHARE TRANSACTIONS
     Transactions in shares of the Fund were as follows:

                                              December 27, 1996
                                           to December 31, 1996
                                            ---------------------
                                            Amount         Shares
                                           -------        -------
     Shares sold                          $100,000         10,000
     Shares issued to owners in
      reinvestment of dividends                 --             --
     Shares redeemed                            --             --
                                         ---------      ---------
             Net increase                 $100,000         10,000

4).  INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period December 27, 1996 through December 31, 1996, were as follows:

                                         Purchases          Sales
                                          --------         ------
      U. S. Government                          --             --
      Other                                $94,472             --

     At December 31, 1996, gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

      Appreciation                           $465
      (Depreciation)                       (1,722)
                                          --------
Net unrealized (depreciation)
           on investments                 $(1,257)
                                          --------

     At December 31, 1996, the cost of investments for federal income tax purposes was $194,520.

5).  INVESTMENT ADVISORY AND OTHER AGREEMENTS
     The Fund has entered into an investment advisory agreement with The Burridge Group LLC (the "Adviser"). Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.85% on the next $500 million of average daily net assets, and 0.75% on the average daily net assets over $1 billion. The Adviser has voluntarily undertaken to limit the Fund's expenses (including the advisory fee but excluding extraordinary costs or expenses not incurred in the ordinary course of the Fund's operations) to 1.50% of the Fund's average daily net assets.

     Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

                             SHAREHOLDER SERVICES:
                                 Burridge Funds
                           c/o Firstar Trust Company
                                  P.O. Box 701
                            Milwaukee, WI 53201-9388
                                 (888) BURRIDGE
                                (1-888-287-7434)

                              INVESTMENT ADVISER:
                             The Burridge Group LLC
                                  Chicago, IL

                                  DISTRIBUTOR:
                            Funds Distributor, Inc.
                                   Boston, MA

                            CUSTODIAN, ADMINISTRATOR
                              AND TRANSFER AGENT:
                             Firstar Trust Company
                                 Milwaukee, WI

                             INDEPENDENT AUDITORS:
                              Arthur Andersen LLP
                                  Chicago, IL

                                 LEGAL COUNSEL:
                               Bell, Boyd & Lloyd
                                  Chicago, IL

 This report is submitted for the information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.